Other Provisions - Schedule of Other Provisions (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Provisions [Abstract]
Provisions for customer loyalty program and merit program obligations	$ 37,806	$ 40,621
Provisions for lawsuits and litigation	2,037	1,592
Provisions for operational risk	552	907
Other provisions for other contingencies
Total	$ 40,395	$ 43,120